Stock Options and Warrants: Warrant Rollforward (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Warrant Rollforward

		Average
	Number of	Price
	Shares	Per Share
Warrants outstanding at March 31, 2016	6,504,810	$1.48
Granted / restated	30,000	$0.50
Canceled	-	$-
Expired	-	$-
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted	-	$-
Canceled	-	$-
Expired	-	$-
Warrants outstanding at September 30, 2017	6,534,810	$1.48